<SEC-DOCUMENT>
<SEQUENCE>1
<FILENAME>r13f4q08restatement.txt


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ x ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Winslow Capital Management, Inc.
Address: 	4720 IDS Tower
         	80 South Eighth Street
         	Minneapolis, MN 55402

13F File Number:  28-03676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stacey Newstrum
Title:     Trader
Phone:     612-376-9121
Signature, Place, and Date of Signing:

     /s/ Stacey Newstrum     Minneapolis, MN     November 30, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     86

Form13F Information Table Value Total:     $4,104,885 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1     28-11405                      Nuveen Investments, Inc.

										                      Voting Authority
	Class				Value		Shs/		Sh/ Put/  Inv	Other
Issuer Name	Title	CUSIP		(x$1000)	Prn Amt		Prn Call  Dsn	Mgrs	Sole	   Shared	  None
FRC KNDR MGN	COM	EKE55U103	0.124		310,322		SH	Sole		310,322 		0
WEATHRFRD 	COM	G95089101	0.736		68		SH	Sole		68 			0
ALCON INC	COM	H01301102	40,498		454,065		SH	Sole		431,160 		22,905
TRANSOCN	COM	H8817H100	11.246		238		SH	Sole		238 			0
ABB LTD ADR	COM	000375204	5.869		391		SH	Sole		391 			0
ALLERGAN	COM	018490102	43,346		1,075,057	SH	Sole		1,006,158 		68,899
AMRCN TWR A	COM	029912201	43,888		1,496,865	SH	Sole		1,401,081 		95,784
APOLLO GRP A	COM	037604105	29,295		382,333		SH	Sole		357,908 		24,425
APPLE INC	COM	037833100	70,852		830,135		SH	Sole		77,7428 		52,707
BAXTER INTL	COM	071813109	96,497		1,800,663	SH	Sole		1,684,280 		116,383
BLACKROCK INC	COM	09247X101	57,295		427,100		SH	Sole		397,350 		29,750
C H ROBINSON	COM	12541W209	46,750		849,531		SH	Sole		795,813 		53,718
CARNIVAL CORP	COM	143658300	45,264		1,861,183	SH	Sole		1,768,143 		93,040
CEPHALON INC	COM	156708109	46,936		609,245		SH	Sole		570,506 		38,739
CISCO SYS	COM	17275R102	96,164		5,899,675	SH	Sole		5,514,089 		385,586
COGNZNT TCH	COM	192446102	80,045		4,432,171	SH	Sole		4,146,017 		286,154
CVS/CAREMARK	COM	126650100	100,549		3,498,592	SH	Sole		3,274,421 		224,171
COSTCO WHSL	COM	22160K105	13.860		264		SH	Sole		264 			0
DANAHER CORP	COM	235851102	130,010		2,296,594	SH	Sole		2,148,974 		147,620
DAW TECHN	COM	239220304	0.000		1,500		SH	Sole		1,500 			0
DEERE & CO	COM	244199105	3.410		89		SH	Sole		89 			0
DEVON ENGY CORP	COM	25179M103	1.774		27		SH	Sole		27 			0
DISNEY WALT	COM	254687106	3.086		136		SH	Sole		136 			0
DOLBY LAB CL A	COM	25659T107	45,624		1,392,658	SH	Sole		1,304,029 		88,629
E  M  C   CORP 	COM	268648102	33,323		3,182,715	SH	Sole		2,978,886 		203,829
ECOLAB INC	COM	278865100	29,926		851,358		SH	Sole		795,446 		55,912
EQUINIX INC	COM	29444U502	27,344		514,067		SH	Sole		481,945 		32,122
FASTENAL CO	COM	311900104	71,984		2,065,539	SH	Sole		1,930,936 		134,603
FIRSTENERGY  	COM	337932107	10,196		209,875		SH	Sole		195,175 		14,700
FLUOR CORP	COM	343412102	38,289		853,328		SH	Sole		797,206 		56,122
FMC TECH	COM	30249U101	42,618		1,788,410	SH	Sole		1,673,725 		114,685
GENENTCH	COM	368710406	35.403		427		SH	Sole		427 			0
GENL DYNMCS	COM	369550108	19.523		339		SH	Sole		339 			0
GENERAL MILLS	COM	370334104	75,668		1,245,570	SH	Sole		1,164,483 		81,087
GENZYME CORP	COM	372917104	108,973		1,641,892	SH	Sole		1,535,604 		106,288
GILEAD SCIENCE	COM	375558103	169,242		3,309,367	SH	Sole		3,097,907 		211,460
GOLDMAN SCHS	COM	38141G104	15.443		183		SH	Sole		183 			0
GOOGLE CL A	COM	38259P508	102,318		332,581		SH	Sole		311,193 		21,388
HESS CORP	COM	42809H107	8.475		158		SH	Sole		158 			0
HEWLETT-PCKRD 	COM	428236103	119,744		3,299,636	SH	Sole		3,084,588 		215,048
ILLUMINA INC	COM	452327109	30,641		1,176,227	SH	Sole		1,101,119 		75,108
INTRCTL EXG	COM	45865V100	58,538		710,059		SH	Sole		665,231 		44,828
ISHS RL1000G	COM	464287614	9,917		267,590		SH	Sole		267,590 		0
JHNSN & JHNSN	COM	478160104	14.419		241		SH	Sole		241 			0
JUNIPER NTWRKS	COM	48203R104	33,094		1,890,049	SH	Sole		1,768,152 		121,897
KOHLS CORP	COM	500255104	48,886		1,350,454	SH	Sole		1,263,789 		86,665
LOCKHEED MARTIN	COM	539830109	44,375		527,771		SH	Sole		494,421 		33,350
LOWE'S COS	COM	548661107	45,120		2,096,656	SH	Sole		1,962,488 		134,168
MASTRCRD  A	COM	57636Q104	76,835		537,574		SH	Sole		503,331 		34,243
MCDONALDS	COM	580135101	52.115		838		SH	Sole		838 			0
MEDCO HEALTH 	COM	58405U102	197,829		4,720,345	SH	Sole		4,409,569 		310,776
MICROSOFT	COM	594918104	109,939		5,655,313	SH	Sole		5,293,126 		362,187
MINDRAY ADR	COM	602675100	23,472		1,303,962	SH	Sole		1,219,551 		84,411
MONSANTO CO	COM	61166W101	113,791		1,617,493	SH	Sole		1,513,772 		103,721
NIKE  CL B	COM	654106103	15.861		311		SH	Sole		311 			0
NORFOLK STHN	COM	655844108	24.654		524		SH	Sole		524 			0
ORACLE CORP	COM	68389X105	82,821		4,671,249	SH	Sole		4,371,853 		299,396
PETROBRAS ADR	COM	71654V408	5.510		225		SH	Sole		225 			0
PRAXAIR INC	COM	74005P104	12.228		206		SH	Sole		206 			0
PRECISN CSTPRT	COM	740189105	50,959		856,742		SH	Sole		801,764 		54,978
PRICE T ROWE	COM	74144T108	2.764		78		SH	Sole		78 			0
PRICELINE.COM 	COM	741503403	85,778		1,164,679	SH	Sole		1,089,989 		74,690
PRCTR & GMBL	COM	742718109	69,250		1,120,189	SH	Sole		1,047,332 		72,857
QUALCOMM 	COM	747525103	171,436		4,784,724	SH	Sole		4,475,617 		309,107
QUANTA SVCS	COM	74762E102	42,784		2,160,819	SH	Sole		2,021,707 		139,112
ROCKWELL COLL	COM	774341101	50,955		1,303,523	SH	Sole		1,221,741 		81,782
SCHWAB (CHAS)	COM	808513105	88,801		5,491,714	SH	Sole		5,140,945 		350,769
STHWSTRN ENGY	COM	845467109	21,891		755,649		SH	Sole		707,963 		47,686
SPX CORP	COM	784635104	55,778		1,375,534	SH	Sole		1,287,382 		88,152
ST JUDE MED	COM	790849103	78,439		2,379,840	SH	Sole		2,219,992 		159,848
SCHERING PLGH	COM	806605101	10.439		613		SH	Sole		613 			0
SCHLUMBRGR	COM	806857108	7.535		178		SH	Sole		178 			0
STARWOOD 	COM	85590A401	3.007		168		SH	Sole		168 			0
TARGET CORP	COM	87612E106	41,928		1,214,268	SH	Sole		1,137,176 		77,092
TLCM BRASILRS	COM	879287308	0.359		35		SH	Sole		35 			0
TEVA PHARM ADR	COM	881624209	97,119		2,281,386	SH	Sole		2,131,437 		149,949
THMO FSHR SCI	COM	883556102	97,176		2,852,232	SH	Sole		2,665,452 		186,780
US BANCORP	COM	902973304	18.032		721		SH	Sole		721 			0
UNION PACIFIC	COM	907818108	113,991		2,384,753	SH	Sole		2,231,759 		152,994
UNITED TECH	COM	913017109	106,964		1,995,589	SH	Sole		1,868,356 		127,233
VISA INC CL A	COM	92826C839	127,240		2,425,924	SH	Sole		2,270,723 		155,201
WACHOVIA PFD	PRF	929903276	4.304		196		SH	Sole		196 			0
WAL-MART STORES	COM	931142103	126,156		2,250,374	SH	Sole		2,105,393 		144,981
WASHTN PST B	COM	939640108	0.781		2		SH	Sole		2 			0
WELLS FARGO	COM	949746101	30.866		1,047		SH	Sole		1,047 			0
YUM BRANDS	COM	988498101	23.972		761		SH	Sole		761 			0

</SEC-DOCUMENT>